Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of January 2015
Collection Period Start	1-Jan-15	Distribution Date	17-Feb-15
Collection Period End	30-Jan-15	30/360 Days	30
Beg. of Interest Period	15-Jan-15	Actual/360 Days	33
End of Interest Period	17-Feb-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	733,660,804.14	676,379,851.33	0.4456124
Total Securities		1,517,865,698.77	733,660,804.14	676,379,851.33	0.4456124
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	1,899,236.21	0.00	0.0000000
Class A-2b Notes	0.296500%	400,000,000.00	3,895,869.16	0.00	0.0000000
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	308,514,152.56	0.8569838
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	1,899,236.21	712.21	9.7396729	0.0036524
Class A-2b Notes	3,895,869.16	1,058.86	9.7396729	0.0026472
Class A-3 Notes	51,485,847.44	183,000.00	143.0162429	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	57,280,952.81	252,496.49

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,187,730.73
Monthly Interest				3,335,200.42
Total Monthly Payments				13,522,931.15

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				464,652.63
Aggregate Sales Proceeds Advance				27,364,820.60
Total Advances				27,829,473.23

Vehicle Disposition Proceeds:
Reallocation Payments				27,849,746.00
Repurchase Payments				3,060,198.74
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				16,082,310.79
Excess Wear and Tear and Excess Mileage				336,775.33
Remaining Payoffs				0.00
Net Insurance Proceeds				491,063.79
Residual Value Surplus				528,754.30
Total Collections				89,701,253.33

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,459,401.00			1,063
Involuntary Repossession	147,185.00			8
Voluntary Repossession	59,979.00			4
Full Termination	12,139,650.00			769
Bankruptcy	43,531.00			3
Insurance Payoff		486,335.78		26
Customer Payoff			184,753.23	11
Grounding Dealer Payoff			11,459,975.66	598
Dealer Purchase			3,052,948.19	142
Total	27,849,746.00	486,335.78	14,697,677.08	2,624

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of January 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	38,695	819,252,001.30	7.00000%	733,660,804.14
Total Depreciation Received		(11,906,314.18)		(9,649,191.20)
Principal Amount of Gross Losses	(52)	(1,061,519.03)		(951,493.29)
Repurchase / Reallocation	(179)	(3,370,733.90)		(3,060,198.74)
Early Terminations	(1,230)	(22,502,375.48)		(20,502,116.55)
Scheduled Terminations	(1,339)	(25,501,942.89)		(23,117,953.03)
Pool Balance - End of Period	35,895	754,909,115.82		676,379,851.33

Remaining Pool Balance
Lease Payment				110,626,961.44
Residual Value				565,752,889.89
Total				676,379,851.33

III. DISTRIBUTIONS

Total Collections					89,701,253.33
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					89,701,253.33

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					542,112.95
3. Reimbursement of Sales Proceeds Advance					25,929,653.95
4. Servicing Fee:
Servicing Fee Due					611,384.00
Servicing Fee Paid					611,384.00
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					27,083,150.90

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					712.21

Class A-2 Notes Monthly Interest Paid					712.21
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					1,058.86

Class A-2 Notes Monthly Interest Paid					1,058.86
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of January 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	252,496.49
Total Note and Certificate Monthly Interest Paid	252,496.49
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	62,365,605.94

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	57,280,952.81

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	57,280,952.81
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,084,653.13

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of January 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,084,653.13
Gross Reserve Account Balance		27,852,638.61
Remaining Available Collections Released to Seller		5,084,653.13
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.66
Monthly Prepayment Speed		90%
Lifetime Prepayment Speed		74%

	$	units
Recoveries of Defaulted and Casualty Receivables	827,190.68
Securitization Value of Defaulted Receivables and Casualty Receivables	951,493.29	52
Aggregate Defaulted and Casualty Gain (Loss)	(124,302.61)
Pool Balance at Beginning of Collection Period	733,660,804.14
Net Loss Ratio	-0.0169%

Cumulative Net Losses for all Periods	0.1848%	2,805,160.48

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,293,755.34	300
61-90 Days Delinquent	1,828,257.32	104
91-120+ Days Delinquent	867,078.94	48
Total Delinquent Receivables:	7,989,091.60	452
60+ Days Delinquencies as Percentage of Receivables	0.37%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	27,599,051.00	1830
Securitization Value	30,398,490.07
Aggregate Residual Gain (Loss)	(2,799,439.07)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	220,009,837.30	14,230
Cumulative Securitization Value	239,701,377.52
Cumulative Residual Gain (Loss)	(19,691,540.22)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		47,327,211.18
Reimbursement of Outstanding Advance		25,929,653.95
Additional Advances for current period		27,364,820.60
Ending Balance of Residual Advance		48,762,377.83

Beginning Balance of Payment Advance		1,335,939.52
Reimbursement of Outstanding Payment Advance		542,112.95
Additional Payment Advances for current period		464,652.63
Ending Balance of Payment Advance		1,258,479.20

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of January 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No